UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	December 31 ,2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.4%

	Alaska – 0.4%
$ 1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B3	$ 934,120
	Series 2006A, 5.000%, 6/01/32
	Arizona – 3.2%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,691,350
	2011B-1&2, 5.250%, 3/01/39
1,590	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2008A,	10/18 at 100.00	AAA	1,689,311
	5.000%, 10/01/20
365	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	No Opt. Call	BB+	352,853
	Schools Projects, Series 2016, 2.875%, 7/01/21
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	647,880
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	2,505,533
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
215	Sedona Wastewater Municipal Property Corporation (Arizona), Excise Tax Revenue Bonds, Series	No Opt. Call	AA–	195,654
	1998, 0.000%, 7/01/20 – NPFG Insured
7,520	Total Arizona			8,082,581
	California – 17.1%
1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	Aaa	1,033,460
	Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	3,892,790
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
4,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa1	1,787,400
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B3	1,524,555
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
60	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/17 at 100.00	AA–	60,211
2,500	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical	8/18 at 100.00	AA– (4)	2,705,175
	Center, Refunding Series 2008A, 6.250%, 8/15/28 (Pre-refunded 8/15/18)
2,440	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series	No Opt. Call	AA	1,682,038
	2002, 0.000%, 8/01/27 – AGM Insured
3,290	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	2,612,754
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/24 – NPFG Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	887,660
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,288,014
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,495	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	780,151
	Bonds, Series 2007, 0.000%, 8/01/33 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	821,582
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	597,015
	2009C, 6.500%, 11/01/39
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	789,023
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (4)	672,429
	6.750%, 11/01/39 (Pre-refunded 11/01/19)
4,620	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	3,639,313
	of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	2,681,360
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
2,500	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA– (4)	1,468,375
	Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)
2,535	Port of Oakland, California, Revenue Bonds, Refunding Inter Lien Series 2007B, 5.000%,	11/17 at 100.00	AA–	2,617,692
	11/01/19 – NPFG Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	2,144,189
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
1,800	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	1,893,168
	Series 2008A, 5.000%, 5/01/38 (Pre-refunded 5/01/18) – AGM Insured
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election
	2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	AA	489,090
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	AA	869,362
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds,	No Opt. Call	AA	3,622,471
	Series 2007C, 0.000%, 8/01/30
2,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	1,952,579
	Bonds, Series 2005A-1, 5.500%, 6/01/45
64,315	Total California			43,511,856
	Colorado – 6.7%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A–	524,010
	Series 2009A, 5.500%, 7/01/34
1,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	2,117,575
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,010,650
	Association, Series 2007, 5.250%, 5/15/42
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,127,049
	5.000%, 11/15/43
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,140	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	3,963,351
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	4,985,063
4,475	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	2,291,782
23,125	Total Colorado			17,019,480
	Connecticut – 0.8%
1,945	Connecticut Health and Educational Facilities Authority, Auction Rate Revenue Bonds, Yale	7/17 at 100.00	AAA	1,979,699
	University, Series 2007Z-2, 5.050%, 7/01/42
	Florida – 1.2%
1,495	Duval County School Board, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3 (4)	1,526,141
	Series 2008, 5.000%, 7/01/26 (Pre-refunded 7/01/17) – AGM Insured
1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	1,594,155
	5.000%, 11/15/45
2,995	Total Florida			3,120,296
	Illinois – 13.8%
1,615	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	AA–	1,275,139
	Revenue Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	747,863
	Revenues, Series 2017, 6.000%, 4/01/46 (WI/DD, Settling 1/04/17)
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	576,424
	2011A, 5.000%, 12/01/41
365	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/26 at 100.00	B	330,876
	2016B, 6.500%, 12/01/46
1,340	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	No Opt. Call	A	1,459,461
	Refunding Series 2016C, 5.000%, 1/01/20
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%,	1/17 at 100.00	AA	1,002,310
	1/01/31 – AGM Insured
1,515	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2007C, 5.000%,	No Opt. Call	AA–	1,557,753
	1/01/27 – NPFG Insured
470	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA– (4)	477,238
	5/15/32 (Pre-refunded 5/15/17) – NPFG Insured
1,750	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	1,813,455
	Refunding Series 2008A, 5.500%, 8/15/30
1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA– (4)	1,093,092
	2015-XF0248, 8.552%, 7/01/46 (Pre-refunded 7/01/17) (IF) (6)
1,035	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	1,035,983
	University Center Project, Series 2006B, 5.000%, 5/01/25
1,315	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/19	No Opt. Call	BBB+	1,361,617
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB+	2,272,913
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,350	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	3,204,337
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AA–	555,917
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	1,908,250
9,370	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AA–	3,100,908
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	6/17 at 100.00	AA	5,047,572
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	AA	1,040,634
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	AA	1,083,743
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22	3/17 at 100.00	AA– (4)	2,014,160
	(Pre-refunded 3/01/17) – NPFG Insured
1,825	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	2,087,435
48,265	Total Illinois			35,047,080
	Indiana – 3.0%
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA	1,003,184
	0.000%, 6/01/30 – AGM Insured
2,040	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	2,272,438
	Refunding 2015A, 5.000%, 12/01/40
170	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BB–	174,794
	Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)
	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest
	Indiana, Series 2007:
515	5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (4)	519,110
485	5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	A+ (4)	488,841
1,825	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	1,959,119
	5.500%, 1/01/38 – AGC Insured
1,085	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	1,111,496
	Project, Series 2010, 6.000%, 1/15/19
7,720	Total Indiana			7,528,982
	Iowa – 2.5%
830	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B	831,195
	Project, Series 2013, 5.000%, 12/01/19
710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/18 at 105.00	B	721,523
	Project, Series 2016, 5.875%, 12/01/26
2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa	9/20 at 100.00	N/R (4)	2,286,880
	University Project, Refunding Series 2010, 5.750%, 9/01/30 (Pre-refunded 9/01/20)
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/17 at 100.00	B+	1,559,805
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	995,000
	5.600%, 6/01/34
6,185	Total Iowa			6,394,403
	Kansas – 0.1%
270	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	270,078
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 1.3%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,629,575
	System Obligated Group, Series 2011, 5.250%, 8/15/46
805	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	651,688
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43 (5)
3,305	Total Kentucky			3,281,263
	Maryland – 0.3%
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
595	5.000%, 9/01/32 – SYNCORA GTY Insured	3/17 at 100.00	Ba1	596,285
100	5.250%, 9/01/39 – SYNCORA GTY Insured	3/17 at 100.00	Ba1	100,216
695	Total Maryland			696,501
	Massachusetts – 0.2%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	528,675
	Series 2008E-1 &2, 5.000%, 7/01/28 (Pre-refunded 7/01/18)
	Michigan – 4.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A	383,822
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,590	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+ (4)	2,760,966
	7/01/31 (Pre-refunded 7/01/18) – BHAC Insured
1,830	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series	11/26 at 100.00	A	1,961,028
	2016, 5.000%, 11/15/41
385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	427,439
	5.000%, 4/15/38
1,250	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AA (4)	1,314,363
	& Site Series 2008, 5.000%, 5/01/21 (Pre-refunded 5/01/18) – AGM Insured
4,250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	4,738,069
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
10,660	Total Michigan			11,585,687
	Missouri – 0.1%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	285,992
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Nebraska – 0.2%
545	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	548,188
	Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36
	Nevada – 4.0%
1,325	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	7/19 at 100.00	AAA	1,449,683
	5.250%, 7/01/38 (Pre-refunded 7/01/19)
1,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028,	1/20 at 100.00	A+	1,807,700
	17.886%, 7/01/42 (IF)
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,077,570
	International Airport, Series 2010A, 5.250%, 7/01/42
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	Aa1	3,435,990
	5.000%, 6/01/34
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/17 at 100.00	AA–	2,500,750
9,075	Total Nevada			10,271,693
	New Jersey – 3.4%
2,165	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A3	2,256,558
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
1,250	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	A3	1,332,425
	5.500%, 12/15/19 – AMBAC Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A,	No Opt. Call	A3	2,001,840
	5.000%, 6/15/42
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A3	2,092,800
	5.250%, 6/15/29
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	927,900
	Series 2007-1A, 5.000%, 6/01/29
8,415	Total New Jersey			8,611,523
	New Mexico – 0.8%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,003,910
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
1,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding	8/19 at 100.00	Aa3	1,083,260
	Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)
2,000	Total New Mexico			2,087,170
	New York – 3.1%
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	551,885
	2011A, 5.250%, 2/15/47
1,805	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,811,155
	2/15/47 – FGIC Insured
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	1,426,150
	Series 2012F, 5.000%, 11/15/26
2,755	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/18 at 100.00	AA	2,922,201
	Series 2009-S1, 5.500%, 7/15/31
1,135	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	1,281,960
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
7,445	Total New York			7,993,351
	Ohio – 4.4%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,155	5.375%, 6/01/24	6/17 at 100.00	B–	1,957,408
2,475	5.875%, 6/01/30	6/17 at 100.00	B–	2,159,611
875	5.750%, 6/01/34	6/17 at 100.00	B–	759,728
2,680	5.875%, 6/01/47	6/17 at 100.00	B–	2,366,976
2,275	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A (4)	2,279,254
	System Inc., Series 2007A, 5.250%, 1/15/46 (Pre-refunded 1/15/17)
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,210,693
	2013A-1, 5.000%, 2/15/48
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	418,620
	Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)
12,565	Total Ohio			11,152,290
	Oklahoma – 1.2%
2,905	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	2,907,934
	5.000%, 2/15/42
95	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	95,497
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
3,000	Total Oklahoma			3,003,431
	Oregon – 0.3%
600	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A,	6/26 at 100.00	AA–	652,578
	5.000%, 6/01/46
	Pennsylvania – 2.7%
2,250	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Carnegie Mellon	2/19 at 100.00	AA–	2,411,663
	University, Series 2009, 5.000%, 8/01/21
945	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,020,732
	Bonds, Series 2010B-2, 5.000%, 12/01/30
555	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (4)	624,597
	Bonds, Series 2010B-2, 5.000%, 12/01/30 (Pre-refunded 12/01/20)
2,500	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Harrisburg School	5/19 at 100.00	AA (4)	2,694,875
	District, Refunding Series 2009A, 4.750%, 11/15/29 (Pre-refunded 5/15/19) – AGC Insured
6,250	Total Pennsylvania			6,751,867
	Puerto Rico – 0.8%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	6/17 at 100.00	AA–	1,058,453
	5.000%, 12/01/20
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Caa3	1,060,400
	8/01/54 – AMBAC Insured
11,035	Total Puerto Rico			2,118,853
	South Carolina – 1.4%
3,400	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric	1/19 at 100.00	AA+ (4)	3,684,240
	System, Series 2008A, 5.500%, 1/01/38 (Pre-refunded 1/01/19) – BHAC Insured
	South Dakota – 0.3%
600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	660,678
	Series 2015, 5.000%, 11/01/35
	Texas – 11.0%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%,	1/21 at 100.00	BBB+ (4)	288,700
	1/01/41 (Pre-refunded 1/01/21)
240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	259,310
	5.000%, 1/01/35
3,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Series 2008, 5.250%,	12/18 at 100.00	AA+ (4)	3,229,920
	12/01/48 (Pre-refunded 12/01/18)
5,560	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	6,135,737
	2013A, 5.500%, 4/01/53
1,160	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,261,210
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
630	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	461,198
12,480	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	3,467,194
975	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	993,964
	7/01/25 – NPFG Insured
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	439,708
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
200	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	AAA	47,724
	Bonds, Series 2008, 0.000%, 8/15/41
4,800	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	N/R (4)	1,151,904
	Bonds, Series 2008, 0.000%, 8/15/41 (Pre-refunded 8/15/17)
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,445,908
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
1,025	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	1,134,470
	5.000%, 1/01/40
200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	202,178
	Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,414,099
	2012, 5.000%, 12/15/26
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School	No Opt. Call	AAA	1,042,580
	Building Series 2010, 0.000%, 8/15/31
40,350	Total Texas			27,975,804
	Utah – 0.8%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	AA–	2,106,539
	Virginia – 2.2%
1,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	1,916,145
	Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,074,470
410	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	461,119
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,082,781
1,000	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,015,160
	Series 2007A, 5.250%, 9/01/37
4,920	Total Virginia			5,549,675
	Washington – 4.5%
855	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016A, 5.000%, 10/01/19	No Opt. Call	Aa2	932,711
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series	1/23 at 100.00	A–	4,527,400
	2013A, 5.750%, 1/01/45
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,077,199
	Center, Series 2011A, 5.625%, 1/01/35
2,185	Washington State Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding	11/19 at 100.00	A+	2,336,989
	Series 2009, 5.000%, 11/01/28
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	2,598,250
	1/01/33 (Pre-refunded 1/01/18)
10,530	Total Washington			11,472,549
	Wisconsin – 2.0%
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,178,840
	Series 2011A, 5.250%, 10/15/39
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A3	1,759,097
	Series 2012, 5.000%, 6/01/39
1,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	1,089,880
	6.000%, 5/01/36
4,645	Total Wisconsin			5,027,817
$ 309,610	Total Municipal Bonds (cost $232,266,515)			249,934,939

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1%

	Transportation – 0.1%
$ 328	Las Vegas Monorail Company, Senior Interest Bonds, PIK (7), (8)	5.500%	7/15/19	N/R	$ 200,213
87	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	43,578
$ 415	Total Corporate Bonds (cost $37,260)				243,791
	Total Long-Term Investments (cost $232,303,775)				250,178,730
	Other Assets Less Liabilities – 1.5%				3,864,980
	Net Assets – 100%				$ 254,043,710

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$249,934,939	$ —	$249,934,939
Corporate Bonds	—	—	243,791	243,791
Total	$ —	$249,934,939	$243,791	$250,178,730
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $231,078,463.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$20,628,861
Depreciation	(1,528,594)
Net unrealized appreciation (depreciation) of investments	$19,100,267

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On
January 18, 2017 the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
PIK	All or portion of this security is payment-in-kind.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 1, 2017